Payden California Municipal Social Impact Fund
1
Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
General Obligation  (44%
)
645,000 Abag Finance Authority for Nonprofit Corps A,
5.00%, 9/02/26  $ 646
100,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/28 BAM (a) 100
250,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/32 BAM (a) 250
1,490,000 Beverly Hills Unified School District CA A,
3.00%, 8/01/39  1,352
300,000 Brentwood Infrastructure Financing Authority ,
4.00%, 10/01/36  311
625,000 California Community Choice Financing
Authority A-1, 4.00%, 5/01/53 (b) 631
1,140,000 California Community Choice Financing
Authority , 5.00%, 7/01/53 (b) 1,210
1,050,000 California Community Choice Financing
Authority , 5.00%, 12/01/53 (b) 1,110
1,680,000 California Community Choice Financing
Authority , 5.00%, 5/01/54 (b) 1,813
2,325,000 California Community Choice Financing
Authority D, 5.50%, 5/01/54 (b) 2,483
1,600,000 California Community Choice Financing
Authority , 5.50%, 10/01/54 (b) 1,766
375,000 California Earthquake Authority A, 5.60%,
7/01/27  378
1,000,000 California Infrastructure & Economic
Development Bank A, 3.25%, 8/01/29  996
385,000 California State Public Works Board C, 5.25%,
10/01/33  386
1,460,000 California State Public Works Board G2, 8.36%,
10/01/34  1,799
1,580,000 City & County of San Francisco CA C, 3.00%,
6/15/33  1,494
1,000,000 City of Los Angeles CA , 5.00%, 6/26/25  1,019
2,270,000 Contra Costa Community College District ,
6.50%, 8/01/34  2,463
190,000 Coronado Community Development Agency
Successor Agency A, 5.00%, 9/01/33  193
1,000,000 County of Santa Barbara CA B, AMT, 5.00%,
12/01/36  1,055
1,125,000 Fontana Unified School District , 3.00%, 8/01/40
BAM-TCRS (a) 1,011
750,000 Hartnell Community College District A, 0.07%,
8/01/36 (c) 458
1,095,000 Hartnell Community College District B, 3.00%,
8/01/45  890
1,500,000 Jefferson Union High School District B, 5.00%,
8/01/43  1,695
1,000,000 Jefferson Union High School District B, 5.00%,
8/01/44  1,122
500,000 Lancaster Redevelopment Agency Successor
Agency , 5.00%, 8/01/30 AGM (a) 515
2,185,000 Livermore Valley Joint Unified School District ,
3.00%, 8/01/40  1,953
8,925,000 Los Angeles County Public Works Financing
Authority D, 5.00%, 12/01/45  9,110
1,940,000 Los Angeles County Public Works Financing
Authority , 7.49%, 8/01/33  2,157
1,050,000 Los Angeles Unified School District A, 5.00%,
7/01/32  1,214
1,000,000 Los Angeles Unified School District , 5.00%,
7/01/43  1,135
Principal
or Shares Security Description
Value
(000)
2,000,000 Los Angeles Unified School District QRR, 5.25%,
7/01/47  $ 2,263
2,475,000 Los Angeles Unified School District , 5.25%,
7/01/48  2,818
500,000 Municipal Improvement Corp. of Los Angeles B,
5.00%, 11/01/31  521
1,500,000 Nuveen, CA Free Quality Municipal Income
Fund, AMT A 144A, 4.06%, 10/01/47 (b)(d) 1,500
1,000,000 Palo Alto Unified School District , 3.25%, 8/01/42  902
4,685,000 Sacramento Area Flood Control Agency , 5.00%,
10/01/47  4,807
3,075,000 San Bernardino Community College District B,
5.00%, 8/01/42  3,403
550,000 San Diego Public Facilities Financing Authority
B, 5.00%, 10/15/32  561
1,400,000 San Diego Unified School District F2, 5.00%,
7/01/42  1,570
200,000 Simi Valley Public Financing Authority A,
5.00%, 10/01/29  201
2,560,000 Southwestern Community College District D,
3.00%, 8/01/41  2,311
1,500,000 State Center Community College District B,
3.00%, 8/01/39  1,360
1,000,000 State of California CU, 4.85%, 12/01/46  1,085
435,000 State of California , 5.00%, 3/01/45  439
3,700,000 State of California , 5.00%, 8/01/46  3,796
1,400,000 State of California , 5.00%, 10/01/47  1,427
45,000 Temecula Valley Unified School District D,
3.00%, 8/01/44  37
350,000 Union City Community Redevelopment Agency
Successor Agency A, 5.00%, 10/01/35  356
Total General Obligation (Cost - $70,040) 72,072
Revenue  (44%
)
Airport/Port  (3%)
2,000,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/29  2,132
2,000,000 City of Los Angeles Department of Airports ,
AMT, 5.50%, 5/15/38  2,237
400,000 City of Palm Springs CA Passenger Facility
Charge Revenue , AMT, 5.00%, 6/01/26 BAM (a) 404
4,773
Education  (4%)
1,000,000 California Educational Facilities Authority A,
5.25%, 10/01/44  1,071
1,250,000 California Infrastructure & Economic
Development Bank , 4.00%, 11/01/51  1,158
1,000,000 California Municipal Finance Authority A, 5.00%,
9/01/38  1,155
1,875,000 California School Cash Reserve Program Authority
A, 5.00%, 6/30/25  1,907
750,000 California State University B3, 3.13%,
11/01/51 (b) 746
235,000 Oxnard School District , 5.00%, 8/01/45 BAM (a)
(b) 240
6,277
Facilities  (1%)
1,125,000 Abag Finance Authority for Nonprofit Corps. ,
5.00%, 12/01/30 (b) 1,125
Healthcare  (7%)
710,000 California Health Facilities Financing Authority
A, 5.00%, 11/15/27  711

Payden Mutual Funds
Payden California Municipal Social Impact Fund
continued
Principal
or Shares Security Description
Value
(000)
500,000 California Health Facilities Financing Authority ,
5.00%, 2/01/31  $ 522
350,000 California Health Facilities Financing Authority
A, 5.00%, 8/15/32  365
1,000,000 California Health Facilities Financing Authority
A, 5.00%, 11/15/32  1,001
905,000 California Health Facilities Financing Authority ,
5.00%, 10/01/39 (b) 936
705,000 California Health Facilities Financing Authority ,
5.00%, 11/15/49  709
750,000 California Health Facilities Financing Authority
A, 5.25%, 12/01/42  830
1,000,000 California Health Facilities Financing Authority
A, 5.25%, 12/01/43  1,102
1,000,000 California Health Facilities Financing Authority
A, 5.25%, 12/01/44  1,097
1,000,000 California Health Facilities Financing Authority
A, 5.25%, 12/01/49  1,111
750,000 California Municipal Finance Authority A, AMT,
4.38%, 9/01/53 (b) 744
325,000 California Municipal Finance Authority B, 5.00%,
5/15/37 (a) 334
1,500,000 California Statewide Communities Development
Authority B, 3.82%, 8/15/47 (b) 1,500
10,962
Housing  (9%)
2,985,235 California Housing Finance Agency K, 3.75%,
12/01/33 (a) 2,949
770,151 California Housing Finance Agency 2021, 3.75%,
3/25/35 (a) 759
1,360,000 California Housing Finance Agency V, 5.00%,
5/01/54 (b) 1,414
2,513,557 California Municipal Finance Authority A, 3.20%,
2/01/33 (a) 2,391
978,756 California Statewide Communities Development
Authority C, 2.00%, 7/01/38 (a) 752
3,257,302 City & County of San Francisco CA J, 2.55%,
7/01/39 (a) 2,673
2,517,921 Freddie Mac Multifamily ML Certificates , 2.25%,
9/25/37  2,102
2,100,000 Sacramento County Housing Authority D, 3.67%,
5/15/31 (b) 2,100
15,140
Industrial Development/Pollution Control  (1%)
370,000 Emeryville Redevelopment Agency Successor
Agency A, 5.00%, 9/01/25 AGM (a) 371
710,000 Golden State Tobacco Securitization Corp., B,
3.00%, 6/01/46 (a) 650
300,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/29 AGM (a) 300
390,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/31 AGM (a) 391
1,712
Pollution Control  (1%)
1,500,000 Western Placer Waste Management Authority ,
4.00%, 6/01/42  1,556
Principal
or Shares Security Description
Value
(000)
Power  (1%)
820,000 Sacramento Municipal Utility District D, 5.00%,
8/15/49 (b) $ 902
Transportation  (4%)
660,000 Bay Area Toll Authority , 4.00%, 4/01/37  663
750,000 City of Long Beach CA Harbor Revenue A, AMT,
5.00%, 5/15/28  780
835,000 Port of Los Angeles A, AMT, 5.00%, 8/01/29  836
4,590,000 San Diego County Regional Transportation
Commission A, 5.00%, 4/01/48  4,705
6,984
Water & Sewer  (13%)
2,900,000 City of Modesto CA Water Revenue A, 3.20%,
10/01/36 AGM (a)(b) 2,900
3,000,000 Irvine Ranch Water District Water Service Corp.
A1, 3.15%, 10/01/37 (b) 3,000
2,230,000 Irvine Ranch Water District Water Service Corp.
B, 3.15%, 10/01/41 (b) 2,230
1,690,000 Los Angeles Department of Water & Power Water
System Revenue A2, 3.20%, 7/01/45 (b) 1,690
2,000,000 Metropolitan Water District of Southern
California 3, 5.00%, 7/01/37 (b) 2,254
2,890,000 Metropolitan Water District of Southern
California 2, 5.38%, 7/01/46 (b) 2,890
1,450,000 Rancho Water District Financing Authority A,
3.00%, 8/01/40  1,300
2,470,000 San Diego Public Facilities Financing Authority
A, 5.00%, 10/15/44  2,520
100,000 San Diego Public Facilities Financing Authority
Water Revenue A, 5.00%, 8/01/32  104
2,000,000 San Francisco City & County Public Utilities
Commission Wastewater Revenue C, 5.00%,
10/01/44  2,274
21,162
Total Revenue (Cost - $70,057) 70,593
U.S. Treasury  (9%
)
2,140,000 U.S. Treasury Note , 4.00%, 2/15/34  2,132
11,240,000 U.S. Treasury Note , 4.13%, 3/31/29  11,327
1,000,000 U.S. Treasury Note , 4.63%, 10/15/26  1,009
Total U.S. Treasury (Cost - $14,049) 14,468
Investment Company  (3%
)
5,063,997 Payden Cash Reserves Money Market Fund*
(Cost $5,064) 5,064
Total Investments (Cost - $159,210) (100%)
162,197
Liabilities in excess of Other Assets (0%) (161)
Net Assets (100%) $ 162,036
* Affiliated investment.
(a) Payment of principal and/or interest is insured against default by a monoline insurer.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(c) Yield to maturity at time of purchase.
(d) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.